UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07092 _____________________________________________________

BlackRock Florida Insured Municipal 2008 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal 2008 Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—146.6%
		Florida—128.6%
AAA	$ 1,500	Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,557,165
		Brd. of Ed.,
AAA	8,720	GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,823,506
AAA	4,190	Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,445,297
AAA	1,765	Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,781,485
		Dade Cnty.,
AAA	1,000	Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,036,400
AAA	5,000	GO, Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,533,600
AAA	905[3]	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	810,111
AAA	1,095	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	973,488
AAA	1,515	Delray Beach, Decade of Excellence Prog. Proj., GO, 3.50%, 2/01/09, FSA	No Opt. Call	1,533,362
		Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905	4.00%, 7/01/08	No Opt. Call	6,083,921
AAA	6,140	4.00%, 7/01/09	No Opt. Call	6,330,586
		Div. of Bond Fin. Dept., Gen. Svc. Rev.,
AAA	8,000	Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,557,200
AAA	2,000	Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,100,160
		Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595	6.125%, 1/01/09	No Opt. Call	1,754,532
AAA	5,235	6.25%, 1/01/12	No Opt. Call	6,010,984
AAA	5,060	6.25%, 1/01/13	No Opt. Call	5,862,061
AAA	6,000	Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,082,740
AAA	3,000	Hillsborough Cnty. Sch. Dist., Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,092,010
AAA	10,000	Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,451,200
		Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950	3.25%, 4/01/08	No Opt. Call	956,469
AAA	1,000	3.25%, 4/01/09	No Opt. Call	1,003,350
		Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
AAA	3,000[4]	5.625%, 5/01/05	N/A	3,067,440
AAA	2,910[4]	5.75%, 5/01/05	N/A	2,975,650
		Jacksonville Beach Utils., AMBAC,
AAA	1,100	3.10%, 4/01/09	No Opt. Call	1,097,547
AAA	1,155	3.10%, 10/01/09	No Opt. Call	1,147,342
AAA	5,895	Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,125,436
		Jacksonville Sales Tax,
AAA	1,155	3.125%, 10/01/08, FGIC	No Opt. Call	1,157,460
AAA	1,000	3.375%, 10/01/09, FGIC	No Opt. Call	1,004,760
AAA	2,000	4.10%, 10/01/08, AMBAC	No Opt. Call	2,068,320
AAA	825	Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	833,407
AAA	2,000	Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,186,600
AAA	3,000	Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,121,800
		Miami, GO, FGIC,
AAA	1,345	5.90%, 12/01/08	No Opt. Call	1,476,097
AAA	1,000	6.00%, 12/01/09	No Opt. Call	1,117,420
		Miami Dade Cnty.,
AAA	2,000	Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,127,600
AAA	1,535	Pub. Svc. Tax Rev., Pub. Impvt., 3.40%, 4/01/08, AMBAC	No Opt. Call	1,551,992
AAA	1,595	Pub. Svc. Tax Rev., Pub. Impvt., 3.625%, 4/01/09, AMBAC	No Opt. Call	1,622,594
AAA	4,775	Sch. Brd., COP, 5.25%, 8/01/11, FSA	08/08 @ 101	5,102,087
AAA	1,090	Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,106,099

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Provisions[2]	Value

		Florida—(continued)
		Orange Cnty.,
AAA	$ 1,000[4]	Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	$ 1,035,960
AAA	4,895	Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,910,272
AAA	5,130	Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,279,847
AAA	5,340	Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,492,511
AAA	1,005[3]	Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,099,209
AAA	495	Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	539,515
		Orlando Wstwtr. Sys., Ser. A, AMBAC,
AAA	1,100	3.25%, 10/01/08	No Opt. Call	1,106,864
AAA	1,280	3.50%, 10/01/09	No Opt. Call	1,292,723
		Osceola Cnty., AMBAC,
AAA	1,810	3.75%, 10/01/08	No Opt. Call	1,851,033
AAA	1,535	3.875%, 10/01/09	No Opt. Call	1,574,127
		Osceola Cnty. Gas Tax, FGIC,
AAA	640	3.10%, 4/01/08	No Opt. Call	641,632
AAA	535	3.30%, 4/01/09	No Opt. Call	537,787
		Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770	3.00%, 8/01/08	No Opt. Call	1,764,955
AAA	850	3.30%, 8/01/09	No Opt. Call	852,015
AAA	7,085	Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	05/05 @ 100	7,101,295
		Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000	3.20%, 1/01/08	No Opt. Call	2,008,280
AAA	2,000	3.375%, 1/01/09	No Opt. Call	2,012,880
AAA	1,020	Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,036,565
AAA	2,000	Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,227,120
		So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250	3.00%, 10/01/08	No Opt. Call	1,247,537
AAA	1,000	3.30%, 10/01/09	No Opt. Call	1,001,650
AAA	1,025	St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,035,445
AAA	500	St. Petersburg Hlth. Facs. Auth., All Childrens Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	498,975
AAA	1,370	Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,482,272
AAA	2,370	Volusia Cnty., Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,443,186

				172,742,933

		Puerto Rico—18.0%
		Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000	3.50%, 8/01/08	No Opt. Call	10,156,700
AAA	12,000	3.75%, 8/01/09	No Opt. Call	12,298,200
AAA	1,500	5.625%, 8/01/10	08/09 @ 101	1,653,000

				24,107,900

		Total Long-Term Investments (cost $191,769,244)		196,850,833

		SHORT-TERM INVESTMENTS—14.2%
		Florida—6.6%
A1+	6,000[5]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B, 2.30%, 4/01/05, FGIC, FRWD	N/A	6,000,000
A1+	2,900[5]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.23%, 4/01/05, AMBAC, FRWD	N/A	2,900,000

				8,900,000

		Puerto Rico—5.2%
A-1	6,000[5]	Gov’t. Dev. Bank, 2.19%, 4/06/05, MBIA, FRWD	N/A	6,000,000
A-1	1,000[5]	Hwy. & Transp. Auth., Transp. Rev., Ser. A, 2.23%, 4/06/05, AMBAC, FRWD	N/A	1,000,000

				7,000,000

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.4%
3,200	AIM Tax Free Investment Co. Cash Reserve Portfolio	$3,200,000

	Total Short-Term Investments (cost $19,100,000)	19,100,000

	Total Investments—160.8% (cost $210,869,2446)	$215,950,833
	Other assets in excess of liabilities—1.9%	2,550,054
	Preferred shares at redemption value, including dividends payable—(62.7)%	(84,170,297)

	Net Assets Applicable to Common Shareholders—100%	$134,330,590

________________________________
[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]	Cost for Federal income tax purposes is $210,839,227. The net unrealized appreciation on a tax basis is $5,111,606 consisting of $5,204,019 gross unrealized appreciation and $92,413 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.0% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Insured Municipal 2008 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005